Expense Example {- Energy Service Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Energy Service Portfolio - Energy Service Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	$ 1,120